Financial Risk Management Activities - Interest Rate Risk (Details) - Interest rate risk R$ in Millions, R in Millions, $ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2016 AUD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ZAR (R)	Dec. 31, 2015 AUD ($)	Dec. 31, 2015 BRL (R$)
Financial Assets | ZAR denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate basis points	1.50%	1.50%	1.50%				1.50%	1.50%	1.50%	1.50%
Change in interest amount	$ 0	R 2					$ 0	R 5
Financial Assets | BRL denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate basis points							2.50%	2.50%	2.50%	2.50%
Change in interest amount							$ 1			R$ 2
Financial Assets | USD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate basis points	1.00%	1.00%	1.00%				1.00%	1.00%	1.00%	1.00%
Change in interest amount	$ 1						$ 2
Financial Liabilities | ZAR denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate basis points	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Change in interest amount	$ 3	R 41		$ 1	R 18		$ 2	R 26
Financial Liabilities | AUD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate basis points	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Change in interest amount	$ 2		$ 3	$ 1		$ 2	$ 1		$ 1
Financial Liabilities | USD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate basis points				1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Change in interest amount	$ 1			$ 1			$ 2